Revenue (Disaggregation of revenue) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,363	$ 1,315	$ 2,746	$ 2,669
Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,264	1,239	2,527	2,488
Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101	78	223	184
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)	(2)	(4)	(3)
Wireline Consumer [Member] | Wireless Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919	933	1,843	1,878
Wireline Business [Member] | Wireless Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144	138	287	276
Wireless [Member] | Wireless Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	168	397	334
Wireless [Member] | Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 101	$ 78	$ 223	$ 184